Material accounting policies (Details)	12 Months Ended
Mar. 31, 2025 shares
Bottom of range | Adjustment to mid-market consensus price, measurement input [member]
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, assets	0.001
Bottom of range | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	1 year
Bottom of range | Others
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Top of range | Adjustment to mid-market consensus price, measurement input [member]
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, assets	0.050
Top of range | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Top of range | Others
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Leasehold improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	1 year
Leasehold improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Equipment and fixtures | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	2 years
Equipment and fixtures | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	14 years